Share capital and reserves (Details)	12 Months Ended
	Dec. 31, 2023 shares $ / shares $ / shares	Dec. 31, 2022 shares $ / shares $ / shares	Dec. 31, 2021 shares $ / shares $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares
IfrsStatementLineItems [Line Items]
Balance, outstanding and exercisable	17,448,504	22,168,504	13,809,658
Issued, outstanding and exercisable (in shares)			8,358,846
Exercised, outstanding and exercisable (in shares)
Expired, outstanding and exercisable (in shares)	(8,589,658)	(4,720,000)
Balance, oustanding and exercisable	8,858,846	17,448,504	22,168,504
Balance, weighted average exercise price | $ / shares	$ 0.88	$ 0.95	$ 0.92
Issued, weighted average exercise price | $ / shares			1.00
Exercised, weighted average exercise price | $ / shares
Expired, weighted average exercise price | $ / shares	0.64	1.35
Balance, weighted average exercise price | $ / shares	$ 1.08	$ 0.88	$ 0.95
Warrants Expiry [Member]
IfrsStatementLineItems [Line Items]
Expiry date	Mar. 27, 2023	Mar. 27, 2023	Mar. 27, 2023
Exercise price | $ / shares				$ 0.50	$ 0.50	$ 0.50
Balance	5,489,658	5,489,658	5,489,658
Issued
Exercised
Issued	(5,489,658)
Balance		5,489,658	5,489,658
Warrants Expiry One [Member]
IfrsStatementLineItems [Line Items]
Expiry date	Aug. 06, 2023	Aug. 06, 2023	Aug. 06, 2023
Exercise price | $ / shares				0.90	0.90	0.90
Balance	3,100,000	3,100,000	3,100,000
Issued
Exercised
Issued	(3,100,000)
Balance		3,100,000	3,100,000
Warrants Expiry Two [Member]
IfrsStatementLineItems [Line Items]
Expiry date	Mar. 18, 2024	Mar. 18, 2024	Mar. 18, 2024
Exercise price | $ / shares	$ 0.80	$ 0.80	$ 0.80
Balance	7,923,077	7,923,077
Issued			7,923,077
Exercised
Issued
Balance	7,923,077	7,923,077	7,923,077
Warrants Expiry Three [Member]
IfrsStatementLineItems [Line Items]
Expiry date	Mar. 18, 2024	Mar. 18, 2024	Mar. 18, 2024
Exercise price | $ / shares	$ 0.80	$ 0.80	$ 0.80
Balance	435,769	435,769
Issued			435,769
Exercised
Issued
Balance	435,769	435,769	435,769
Warrants Expiry Four [Member]
IfrsStatementLineItems [Line Items]
Expiry date	May 14, 2024	May 14, 2024	May 14, 2024
Exercise price | $ / shares				$ 1.50	1.50	1.50
Balance	500,000	500,000	500,000
Issued
Exercised
Issued
Balance	500,000	500,000	500,000
Warrants Expiry Five [Member]
IfrsStatementLineItems [Line Items]
Expiry date		Jun. 07, 2022	Jun. 07, 2022
Exercise price | $ / shares					$ 1.35	$ 1.35
Balance		4,720,000	4,720,000
Issued
Exercised
Issued		(4,720,000)
Balance			4,720,000